Cover	Apr. 19, 2022
Cover [Abstract]
Entity Registrant Name	Fovea Jewelry Holdings, Ltd.
Entity Central Index Key	0000850971
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 19, 2022
Entity Incorporation State Country Code	WY
Entity File Number	000-56156
Entity Tax Identification Number	95-4202424
Entity Address Address Line 1	Room 403, 4/F
Entity Address Address Line 2	Phase 1 Austin Tower
Entity Address Address Line 3	22-26A Austin Avenue
Entity Address City Or Town	Tsim Sha Tsui
Entity Address Country	HK
City Area Code	852
Local Phone Number	6847 6812
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false